Dreyfus

Intermediate Municipal

Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 1999

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. Dreyfus has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Assets and Liabilities

                            22   Statement of Operations

                            23   Statement of Changes in Net Assets

                            24   Financial Highlights

                            25   Notes to Financial Statements

                                 FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                           Dreyfus Intermediate

                                                      Municipal Bond Fund, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 1999 through November 30, 1999. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with
the    fund'   s    portfolio    manager,    Monica    Wieboldt.

When the reporting period began, evidence had emerged that the U.S. economy was growing strongly in an environment characterized by high levels of consumer spending and low levels of unemployment. Concerns that inflationary pressures might re-emerge caused the Federal Reserve Board to raise short-term interest rates three times during the summer and fall of 1999. Higher interest rates led to some erosion of municipal bond prices, especially toward the end of the reporting period.

Municipal bonds were also adversely affected by supply-and-demand considerations. Recently, however, these technical influences have caused the yields of tax-exempt bonds to rise to very attractive levels compared to the after-tax yields of taxable bonds of comparable maturity and credit quality. This is especially true for investors in the higher federal income tax brackets

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus Intermediate Municipal Bond Fund, Inc.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

December 15, 1999




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

How did Dreyfus Intermediate Municipal  Bond Fund, Inc. perform?

The fund achieved a -1.25% total return over the six-month reporting period.(1) In comparison, the Lipper Intermediate Municipal Debt Funds Category Average, the Lipper category in which the fund is reported, achieved a -1.34% total return for the same period.(2)

We attribute the fund's negative return over the past six months to a declining municipal bond market and a rising interest-rate environment. The fund's favorable relative outperformance of the Lipper average was primarily the result of our security selection strategy, which was designed to take advantage of attractive values created by the market's decline.

What is the fund's investment approach?

The fund's primary objective is to seek as high a level of federally tax-exempt income as is practical from a diversified portfolio of municipal bonds, keeping an average maturity of 3-10 years, from issuers throughout the United States. In addition, we also seek a competitive total return.

To achieve these objectives, we first attempt to add value by selecting investment-grade tax-exempt bonds in the maturity ranges that we believe are most likely to provide the highest yields. These bonds comprise the portfolio's long-term core position. We augment the core position with bonds that we believe have the potential to provide both current income and capital appreciation

What other factors influenced the portfolio's performance?

The portfolio was adversely affected by rising interest rates when the reporting period began on June 1, 1999. Investors had become concerned that stronger than expected economic growth, low unemployment and rising commodity prices might
rekindle    long-dormant     The    Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

inflationary pressures. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board raised short-term interest rates three times during the summer and fall of 1999, causing most bond
prices    to    fall.

Municipal bond prices fell substantially for this reason, and also because of differing supply-and-demand influences. For a variety of reasons, institutional investors such as insurance companies and hedge funds participated less in the tax-exempt market over the past year, which reduced overall demand and drove municipal bond prices down significantly. One result has been that demand for U.S. Treasury securities has remained strong from both domestic and foreign investors, while the supply has fallen because of the federal budget surplus. As a result, municipal bonds are currently offering tax-exempt yields that compare very favorably with the taxable yields on U.S. Treasury securities, after adjusting for taxes. Of course, this yield increase comes at the cost of having achieved a negative total return.

What is the portfolio's current strategy?

During the reporting period, yields continued to rise across all the fixed-income markets. The effects of the Federal Reserve rate hikes will take time to work through the economy and cause the desired slowdown. Since the interest-rate environment remains uncertain we opted to maintain a neutral duration stance. We found opportunities in the front end of the curve (1-5 years) that enabled us to lock in very attractive yields with minimum volatility. That's primarily because certain issuers, such as utilities, did not want to commit to then prevailing interest rates for longer term debt, so they issued short-term bonds in the hope that yields would moderate in the foreseeable future, thereby increasing the available supply and forcing yields incrementally higher. We took advantage of this situation by locking in the highly competitive yields these bonds offered at the time.

In addition, we took advantage of opportunities to purchase out-of-favor bonds that, in our opinion, were punished more severely than circumstances warranted
during    the    reporting    period.    Some    bonds

selling at a discount to their face values were particularly attractively priced, providing the potential to produce capital appreciation and maintain the fund' s income stream if interest rates decline from prevailing levels. Of course, there can be no guarantee when the municipal market may recover, or how the fund might perform in the future. Such an environment also provides the opportunity to re-evaluate our holdings from a credit viewpoint. As often happens during market downturns, opportunities to trade into stronger credit quality bonds often present themselves. In some cases, we were able to purchase insured bonds with very attractive yields.(3) We have also maintained a cash reserve to take advantage of new opportunities if, as we expect, year-end and Y2K-related concerns temporarily produce attractive values in the municipal bond market.

December 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(2)  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

(3) INSURANCE EXTENDS TO THE ABILITY TO PAY INTEREST AND REPAY PRINCIPAL ON A DEFAULTED PORTFOLIO SECURITY. PORTFOLIO INSURANCE DOES NOT EXTEND TO THE MARKET VALUE OF PORTFOLIO SECURITIES OR THE FUND'S SHARES.


                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 1999 (Unaudited)

                                                                                             Principal

LONG-TERM MUNICIPAL INVESTMENTS--97.8%                                                      Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.8%

Bay Minette Industrial Development Board, IDR

   (Coltec Industries, Inc) 6.50%, 2/15/2009                                                  4,505,000                4,534,463

McIntosh Industrial Development Board, EIR

   4.65%, 6/1/2008                                                                            5,500,000                5,200,525

ALASKA--2.8%

Alaska Industrial Development and Export Authority,

   Revolving Fund 6.375%, 4/1/2008                                                            3,000,000                3,145,800

Alaska Housing Finance Corp.:

   5.75%, 12/1/2009 (Insured; MBIA)                                                           9,800,000               10,085,180

   5.30%, 12/1/2012 (Insured; MBIA)                                                           2,500,000                2,421,075

Alaska Student Loan Corp., Student Loan Revenue:

   5.60%, 7/1/2011 (Insured; AMBAC)                                                           4,700,000                4,732,900

   5.70%, 7/1/2013 (Insured; AMBAC)                                                           5,990,000                5,997,308

Anchorage, Electric Utility Revenue:

   6.50%, 12/1/2008 (Insured; MBIA)                                                           2,755,000                3,037,994

   6.50%, 12/1/2009 (Insured; MBIA)                                                           2,910,000                3,217,703

ARIZONA-2.7%

Maricopa County Community College District

   4%, 7/1/2013                                                                               8,325,000                7,009,317

Maricopa County Industrial Development Authority:

  Hospital Facility Revenue (Samaritan Health Services)

      7.15%, 12/1/2004 (Insured; MBIA)                                                        9,835,000               10,788,995

   Hospital Systems Revenue (Baptist Hospital)

      5.20%, 9/1/2005 (Insured; MBIA)                                                         3,125,000                3,190,875

Mesa Industrial Development Authority, Revenue

  (TRW Vehicle Safety Systems, Inc. Project)

   7.25%, 10/15/2004                                                                          5,000,000                5,148,550

Phoenix 4.125%, 7/1/2014                                                                      7,080,000                5,944,722

CALIFORNIA-1.8%

California:

   6.922%, 12/1/2013                                                                          5,000,000  (a,b)         4,816,650

   Veterans, 5.40%, 12/1/2014                                                                 5,000,000                4,888,000

California Statewide Community Development Authority:

  Apartment Development Revenue

      (Irvine Apartment Communities) 5.10%, 5/17/2010                                         4,000,000                3,806,640

   MFHR 5.20%, 12/1/2029                                                                      3,000,000                2,875,770

Student Education Loan Marketing Corporation,

  Student Loan Revenue:

      6.70%, 7/1/2008                                                                         2,500,000                2,458,475

      6.75%, 7/1/2008                                                                         2,500,000                2,550,325


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
COLORADO--4.3%

Bowles Metropolitan Distict, 4.25%, 12/1/2023

   (LOC; U.S. Bank National Association)                                                      5,000,000                4,712,200

Denver City and County, Airport Revenue

   8.75%, 11/15/2005                                                                         10,645,000               11,528,003

E-470 Public Highway Authority, Revenue

   Zero Coupn, 9/1/2010 (Insured; MBIA)                                                      30,000,000               16,809,900

El Paso County School District

  (Number 11 Colorado Springs):

      6.25%, 12/1/2009                                                                        1,000,000                1,091,280

      6.50%, 12/1/2010                                                                        2,000,000                2,214,880

      6.50%, 12/1/2011                                                                        2,040,000                2,258,239

Interlocken Metropolitan District:

   Zero Coupon, 12/15/2007                                                                    2,835,000                1,844,082

   Zero Coupon, 12/15/2008                                                                    2,835,000                1,735,785

Metropolitan Football Stadium District, Sales Tax Revenue

   Zero Coupon, 1/1/2008 (Insured; MBIA)                                                     12,000,000                7,861,080

CONNECTICUT--.9%

Connecticut, Revenue

  (Mashantucket Western Pequot Tribe):

      6.50%, 9/1/2006 (Escrowed to Maturity)                                                  2,475,000                2,715,743

      6.50%, 9/1/2006                                                                         2,525,000                2,701,523

      5.60%, 9/1/2009                                                                         1,000,000                  985,160

      5.70%, 9/1/2012                                                                         2,400,000                2,315,496

Connecticut Development Authority, PCR

   (United Illuminating) 4.35%, 6/1/2026                                                      2,125,000                2,060,251

DISTRICT OF COLUMBIA--1.0%

District of Columbia, Revenue (American University)

   5.50%, 10/1/2011 (Insured; AMBAC)                                                          5,435,000                5,478,045

Metropolitan Airports Authority, Airport Revenue

   5.75%, 10/1/2011 (Insured; MBIA)                                                           5,750,000                5,907,895

FLORIDA--1.5%

Dade County, Resource Recovery Facility Revenue

   5.20%, 10/1/2005 (Insured; AMBAC)                                                          7,880,000                8,000,170

Orange County, Tourist Development Tax Revenue

   5%, 10/1/2015 (Insured; MBIA)                                                              5,000,000                4,674,850

Palm Beach County, Solid Waste IDR

   (Okeelanta Power L.P. Project) 6.50%, 2/15/2009                                            3,600,000  (c)           2,204,640

Pinellas County, RRR

   5.10%, 10/1/2003 (Insured; MBIA)                                                           2,915,000                2,955,810

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.0%

Atlanta, Airport Facilities Revenue

   6%, 1/1/2007 (Insured; AMBAC)                                                              5,780,000                6,147,608

   Zero Coupon, 1/1/2010 (Insured; MBIA)                                                      9,600,000                5,324,640

HAWAII--.3%

Hawaii, Airports System Revenue

   7.50%, 7/1/2005 (Insured; FGIC)                                                            3,000,000                3,111,900

ILLINOIS--6.6%

Carol Stream, First Mortgage Revenue

   (Windsor Park Manor Project) 6.50%, 12/1/2007                                              3,000,000                3,062,910

Chicago O'Hare International Airport:

  Passenger Facility Charge Revenue

      5.50%, 1/1/2008 (Insured; AMBAC)                                                        5,000,000                5,129,250

   Special Facility Revenue:

      6.254%, 4/1/2011                                                                        2,750,000  (a,b)         2,262,480

      (International Terminal)

         7.50%, 1/1/2005 (Prerefunded 1/1/2000)                                                 905,000  (d)             925,697

      (United Airlines, Inc. Projectl)

         5.35%, 9/1/2016                                                                      6,500,000                5,680,025

Chicago Public Building Commission,

   Building Revenue 5.50% 2/1/2006 (Insured; FGIC)                                            2,000,000                2,059,320

Hoffman Estates, Tax Increment Revenue

  (Area Economic Development Project):

    7.50%, 11/15/2003 (LOC; Union Bank

         of Switzerland, Prerefunded 11/15/2000)                                              5,145,000  (d)           5,414,495

      5.25%, 11/15/2009                                                                      10,000,000                9,919,500

Illinois Development Finance Authority, Providers Facility

  Acquisition Revenue, (Community Rehabilitation):

      8.25%, 9/1/2000                                                                           545,000                  550,908

      5.60%, 7/1/2003                                                                         1,485,000                1,503,978

      5.60%, 7/1/2004                                                                         1,000,000                1,010,080

      5%, 7/1/2006                                                                            2,510,000                2,357,392

      5.90%, 7/1/2009                                                                         1,325,000                1,329,147

Illinois Educational Facilities Authority, Revenue:

   (Illinois Institute of Technology) 6.60%, 12/1/2009                                        2,665,000                2,871,164

   (MJH Education Assistance)

      5%, 9/1/2013 (Insured; AMBAC)                                                           3,000,000                2,824,590

Illinois Health Facilities Authority, Revenue:

  (Central Dupage Health Wyndemere Retirement

      Community) 6.125%, 11/1/2007 (Insured; MBIA)                                            4,400,000                4,596,724

   (Evangelical Hospital):

      6.75%, 4/15/2007                                                                        2,035,000                2,208,443

      6.75%, 4/15/2007 (Prerefunded 4/15/2002)                                                1,055,000  (d)           1,127,932


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)

Illinois Health Facilities Authority, Revenue (continued):

  (Southern Illinois Hospital Services) 6.50%, 3/1/2007

      (Insured; MBIA, Prerefunded 3/1/2002)                                                   4,000,000  (d)           4,248,880

   (Swedish American Hospital) 7.30%, 4/1/2007

      (Insured; AMBAC, Prerefunded 4/1/2000)                                                  4,000,000  (d)           4,122,560

Metropolitan Pier and Exposition Authority, Dedicated

  Tax Revenue (McCormick Place Exposition):

      Zero Coupon, 6/15/2015 (Insured; FGIC)                                                 10,040,000                4,048,530

      5.375, 12/15/2015 (Insured; FGIC)                                                       6,485,000                6,255,236

Normal, EDR (Dayton--Hudson Corp. Project)

   6.75%, 11/1/2001                                                                           3,400,000                3,514,648

INDIANA--8.5%

Boonville Junior High School Building Corp.,

   First Mortgage Revenue 6.80%, 7/1/2005                                                     3,100,000                3,299,082

Brownsburg School Building Corp.,

  First Mortgage Revenue:

    5.80%, 8/1/2008

         (Insured; FSA, Prerefunded 2/1/2005)                                                 2,650,000  (d)           2,822,012

      5.90%, 8/1/2009

         (Insured; FSA, Prerefunded 2/1/2005)                                                 2,895,000  (d)           3,096,058

Central High School Building Corp., First Mortgage

   5.50%, 8/1/2009 (Insured; AMBAC)                                                           3,960,000                4,068,781

Indiana Bond Bank (Hendricks Special Hospital Program)

   6.90%, 4/1/2006                                                                            3,000,000                3,176,730

Indiana Development Finance Authority, PCR

  (Inland Steel Company Project Number 13):

      5.75%, 10/1/2011                                                                       11,500,000               10,126,900

      7.25%, 11/1/2011                                                                       10,330,000               10,149,432

Indiana Health Facility Financing Authority, HR

  (Clarian Health Partners, Inc.):

      5.50%, 2/15/2010                                                                        3,000,000                3,011,550

      5.50%, 2/15/2011                                                                        5,000,000                4,989,200

Indiana Municipal Power Agency,

  Power Supply Systems Revenue

   5.70%, 1/1/2006 (Insured; MBIA)                                                            8,400,000                8,756,328

Indiana Transportation Finance Authority,

  Airport Facilities LR (United Air):

      6.50%, 11/1/2007                                                                        2,575,000                2,733,285

      6.50%, 11/1/2007 (Prerefunded 11/1/2002)                                                2,675,000  (d)           2,874,716

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
INDIANA (CONTINUED)

Indianapolis Local Public Improvement Bond Bank:

   6.30%, 2/1/2004                                                                            2,800,000                2,954,728

   6.40%, 2/1/2005                                                                            3,000,000                3,196,710

   6.50%, 1/1/2011 (Insured; FSA)                                                             6,415,000                7,113,465

Knox County Hospital Association, LR

   5.65%, 7/1/2008 (Insured; MBIA)                                                            4,150,000                4,257,444

Logansport School Building Corp., First Mortgage Revenue

   7.30%, 1/15/2007 (Prerefunded 1/15/2000)                                                   4,750,000  (d)           4,863,620

North Montgomery Elementary School Building Corp.,

   First Mortgage Revenue 6.50%, 7/1/2006                                                     5,665,000                6,023,595

Plymouth, Multi-School Building Corp.

  (First Mortgage-Plymouth Community School)

   5.50%, 7/1/2005 (Insured; MBIA)                                                            3,000,000                3,103,920

Westfield High School Building Corp.,

  First Mortgage Revenue:

    5.45%, 7/15/2009

         (Insured; AMBAC, Prerefunded 7/15/2005)                                              5,000,000  (d)           5,256,400

      5.25%, 7/5/2013 (Insured; AMBAC)                                                        3,000,000                2,918,880

IOWA--1.5%

Ames, HR (Mary Greeley Medical Center Project)

   6.25%, 8/15/2006 (Insured; AMBAC)                                                          4,320,000                4,574,448

Council Bluffs, IDR (Cargill, Inc. Project) 7%, 3/1/2007                                      4,400,000                4,677,860

Iowa Student Loan Liquidity Corp.,

  Student Loan Revenue:

    6.35%, 3/1/2001

         (Insured; Guaranteed Student Loans)                                                  3,400,000                3,478,336

      6.65%, 3/1/2003

         (Insured; Guaranteed Student Loans)                                                  4,900,000                5,176,458

KENTUCKY--1.6%

Carrolton and Henderson Public Energy Authority,

  Gas Revenue (Kentucky Trust)

   5%, 1/1/2006 (Insured; FSA)                                                                5,000,000                5,021,900

Jefferson County School District Finance Corporation,

  School Building Revenue

   4.50%, 2/1/2015 (Insured; MBIA)                                                            3,930,000                3,381,411

Kenton County Airport Board, Airport Revenue

  (Cincinnati/Northern Kentucky International)

   5.75%, 3/1/2009 (Insured; MBIA)                                                            3,710,000                3,831,354

Mount Sterling, LR (Kentucky League Cities Funding)

   5.625%, 3/1/2003                                                                           6,500,000                6,647,810


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--1.7%

Louisiana Office Facilities Corporation, LR

  (Capitol Complex Program)

   5%, 3/1/2006 (Insured; MBIA)                                                               4,305,000                4,331,088

Louisiana Public Facilities Authority, Revenue:

   8.05%, 11/15/2012                                                                          4,430,000  (a)           4,708,558

   8.05%, 11/15/2012 (Prerefunded 11/15/2002)                                                 3,635,000  (a,d)         3,912,605

   (Louisiana Association of Independent Colleges

      and Universities) 6.50%, 12/1/2002                                                      2,155,000                2,241,351

Saint Charles Parish, PCR

   6.361%, 10/1/2003                                                                          5,125,000  (a,b)         5,071,700

MAINE--.4%

Maine Educational Loan Marketing Corp.,

   Student Loan Revenue 6.90%, 11/1/2003                                                      4,120,000                4,246,525

MARYLAND--.8%

Northeast Waste Disposal Authority, RRR

  (Baltimore Resco Retrofit Project):

      4.75%, 1/1/2012                                                                         6,900,000                5,617,497

      5%, 1/1/2012                                                                            5,000,000                4,170,050

MASSACHUSETTS--2.2%

Barnstable 4.50%, 3/15/2015                                                                     320,000                  278,022

Boston Industrial Development Financing Authority,

  Sewage Facility Revenue (Harbor Electric Energy Co.)

   7.10%, 5/15/2002                                                                           2,250,000                2,321,235

Massachusetts :

   6.40%, 8/1/2003                                                                            3,175,000                3,374,390

   Water Pollution Abatement Revenue

      (New Bedford Loan Program):

         5.50%, 2/1/2008                                                                      1,310,000                1,354,723

         5.50%, 2/1/2008 (Prerefunded 2/1/2006)                                               5,640,000  (d)           5,888,837

Massachusetts Housing Finance Agency

  Housing Revenue:

      6.30%, 7/1/2007 (Insured; AMBAC)                                                        3,040,000                3,172,666

      6.35%, 7/1/2008 (Insured; AMBAC)                                                        3,265,000                3,407,256

      6.40%, 7/1/2009 (Insured; AMBAC)                                                        3,565,000                3,720,078

Plymouth County, COP (Correctional Facilities Project)

   5%, 4/1/2015 (Insured; AMBAC)                                                              2,025,000                1,882,177

MICHIGAN--5.6%

Detroit Local Development Finance Authority:

   5.25%, 5/1/2006                                                                            1,570,000                1,586,532

   5.20%, 5/1/2010                                                                            5,745,000                5,669,798

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                 Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN (CONTINUED)

Greater Detroit Resource Recovery Authority, Revenue:

   6.25%, Series A, 12/13/2008 (Insured; AMBAC)                                              11,000,000               11,943,800

   6.25%, Series B, 12/13/2008 (Insured; AMBAC)                                               7,755,000                8,420,379

Michigan Hospital Finance Authority, Revenue:

   6.49%, 11/15/2007                                                                         12,000,000  (a)          12,084,000

   (Genesys Health System)

      8.10%, 10/1/2013 (Prerefunded 10/1/2005)                                               10,000,000               11,825,400

Michigan Strategic Fund:

   Obligation Revenue (Detroit Edison) 4.73%, 9/1/2029                                        3,750,000                3,740,400

   SWDR (Genesee Power Station Project)

      7.125%, 1/1/2006                                                                        7,500,000                7,669,275

Wayne State University, University Revenues

   5.40%, 11/15/2006 (Insured; AMBAC)                                                         2,775,000                2,887,332

MISSISSIPPI--.8%

Mississippi Development Bank, Special Obligation

  (Adams County HR Project)

   5.75%, 7/1/2010 (Insured; FSA)                                                             3,445,000                3,549,452

Walnut Grove Correctional Authority, COP:

   5.25%, 11/1/2005 (Insured; AMBAC)                                                          1,670,000                1,698,357

   5.50%, 11/1/2006 (Insured; AMBAC)                                                          1,760,000                1,809,315

   5.50%, 11/1/2007 (Insured; AMBAC)                                                          1,855,000                1,899,724

MISSOURI--2.9%

Joplin Industrial Development Authority, Revenue

  (Catholic Health Initiatives):

      5.50%, 12/1/2009                                                                        3,185,000                3,227,775

      5.625%, 12/1/2010                                                                       3,340,000                3,401,356

Phelps City Industrial Development Authority, Revenue

   (Excel Corp. Project) 7%, 12/1/2000                                                        4,500,000                4,617,360

Saint Louis, Airport Improvement Revenue

  (Lambert--Saint Louis International Airport):

      6%, 7/1/2005 (Insured; FGIC)                                                            1,545,000                1,604,977

      6%, 7/1/2005 (Insured; FGIC, Prerefunded 7/1/2002)                                      8,130,000  (d)           8,582,434

Saint Louis Municipal Finance Corp., Leasehold Revenue:

   5.375%, 7/15/2003 (LOC; Sanwa Bank, Ltd.)                                                  5,075,000                5,176,652

   5.50%, 7/15/2004 (LOC; Sanwa Bank, Ltd.)                                                   6,835,000                7,003,893

NEBRASKA--.2%

Albion, IDR (Cargill, Inc. Project) 7%, 12/1/2000                                             2,600,000                2,672,384

NEVADA--1.0%

Clark County, Passenger Facility Charge Revenue

  (Las Vegas McCarran International Airport):

      5.95%, 7/1/2005 (Insured; AMBAC)                                                        6,365,000                6,737,225

      5.80%, 7/1/2009 (Insured; MBIA)                                                         4,250,000                4,385,108


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW JERSEY--1.7%

New Jersey Economic Development Authority:

  Special Facilities Revenue

    (Continental Airlines, Inc. Project)

      6.625%, 9/15/2012)                                                                      7,500,000                7,746,300

   Waste Paper Recycling Revenue

      (Marcal Paper Mills, Inc. Project):

         5.75%, 2/1/2004 (Insured; MBIA)                                                      2,815,000                2,803,008

         8.50%, 2/1/2010 (Insured; MBIA)                                                      2,930,000                3,234,486

Orange Township

   6.60%, 2/1/2007 (Insured; FSA, Prerefunded 2/1/2005)                                       5,600,000  (d)           5,959,520

NEW MEXICO--1.4%

New Mexico Educational Assistance Foundation,

  Student Loan Revenue:

      6.60%, 3/1/2005                                                                         8,130,000                8,384,713

      6.70%, 3/1/2006                                                                         7,345,000                7,591,498

NEW YORK--8.8%

City University of New York, COP (John Jay College)

   5.75%, 8/15/2004                                                                           5,970,000                6,161,577

Long Island Power Authority, Electric System Revenue:

   4.25%, 4/1/2003                                                                            6,000,000                5,889,120

   5.50%, 12/1/2010 (Insured; AMBAC)                                                          7,600,000                7,830,964

   5%, 4/1/2012 (Insured; MBIA)                                                               5,000,000                4,961,850

New York City:

   5.70%, 8/1/2007                                                                            3,450,000                3,569,819

   5.80%, 8/1/2008                                                                            5,725,000                5,947,645

   6.25%, 8/1/2009                                                                            7,000,000                7,444,990

   6.375%, 8/15/2009                                                                         19,750,000               21,170,420

   6.375%, 8/15/2009 (Prerefunded 8/15/2005)                                                  5,250,000  (d)           5,715,990

   5%, 8/1/2012                                                                               3,935,000                3,734,472

New York State Dormitory Authority, Revenues

  (Department of Health):

      5.50%, 7/1/2010                                                                         2,000,000                2,007,360

      5.625%, 7/1/2011                                                                        3,240,000                3,259,537

   Mental Health Service Facilities, 6%, 8/15/2006                                            6,940,000                7,280,407

New York State Thruway Authority, Service Contract

  Revenue (Local Highway & Bridge)

   5.25%, 4/1/2013 (Insured; MBIA)                                                            4,500,000                4,404,690

New York State Urban Development Corp.,

   Correctional Facilities Revenue 5.25%, 1/1/2010                                            4,520,000                4,462,415

Niagara Falls City School District, COP

  (High School Facility):

      5.625%, 6/15/2011                                                                       1,835,000                1,818,081

      5.625%, 6/15/2012                                                                       1,935,000                1,905,898

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

Triborough Bridge and Tunnel Authority, Revenue

   6.75%, 1/1/2009                                                                            5,100,000                5,672,985

NORTH CAROLINA--2.1%

Coastal Regional Solid Waste Management Authority,

  Solid Waste Disposal System Revenue

   4%, 6/1/2006 (Insured; AMBAC)                                                              2,150,000                2,015,389

North Carolina Eastern Municipal Power Agency,

  Power System Revenue

   5%, 1/1/2002                                                                               4,860,000                4,843,622

North Carolina Medical Care Commission,

  Health Care Facilities Revenue

   (First Mortgage-Deerfield) 5.30%, 11/1/2004                                                5,840,000                5,815,005

North Carolina Municipal Power Agency,

  Electric Revenue (Number 1 Catawba):

      6%, 1/1/2004                                                                            2,000,000                2,045,560

      5.50%, 1/1/2010                                                                        10,000,000                9,900,400

OHIO-2.2%

Cleveland, Airport Systems Revenue:

   5.50%, 1/1/2005 (Insured; FSA)                                                             1,000,000                1,026,450

   5.125%, 1/1/2010 (Insured; FSA)                                                            1,700,000                1,671,049

Cuyahoga County, HR (Metrohealth System)

   5.25%, 2/15/2010 (Insured; MBIA)                                                           5,160,000                5,185,903

Franklin County, HR (Holy Cross Health Systems)

   5.20%, 6/1/2005 (Insured; MBIA)                                                            2,930,000                2,991,061

Knox County, Hospital Facilities Revenue

  (Knox Community Hospital Asset Guaranty)

   5%, 6/1/2012                                                                               1,500,000                1,430,880

Lorain, Hospital Improvement Revenue

  (Lakeland Community Hospital, Inc.)

   6.50%, 11/15/2012                                                                          3,860,000                4,175,478

Ohio Air Quality Development Authority, PCR

   (Cleaveland) 4.60%, 10/1/2030                                                              3,085,000                2,988,378

Ohio Water Development Authority,

  Pollution Control Facilities Revenue

   (Cleveland Electric) 4.60%, 10/1/2030                                                      6,000,000                5,802,060

OKLAHOMA--.5%

Washington County Medical Authority, Revenue

  (Jane Phillips Medical Center Project)

   5.50%, 11/1/2010 (Insured; Connie Lee)                                                     6,175,000                6,250,644



                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

OREGON--.4%

Port Portland International Airport, Revenue

   5%, 7/1/2014 (Insured; MBIA)                                                               2,555,000                2,356,706

Multnomah County, COP:

   4.50%, 8/1/2014                                                                              695,000                  606,200

   4.50%, 8/1/2015                                                                            2,000,000                1,718,840

PENNSYLVANIA--6.6%

Beaver County Insustrial Development Authority, PCR

   (Ohio Edison Co. Project) 4.95%, 6/1/2004                                                  7,500,000                6,882,600

Delaware County Industrial Development Authority, PCR

   (Peco Energy Co. Project) 5.20%, 4/1/2021                                                  4,000,000                3,971,080

Erie County Hospital Authority, Revenue

  (Hamot Health Foundation)

   5.375%, 5/15/2010 (Insured; AMBAC)                                                         2,340,000                2,346,248

Lehigh County General Purpose Authority (Wiley House)

   9.375%, 11/1/2006 (Prerefunded 11/1/2001)                                                  5,570,000  (d)           6,075,310

Montgomery County Industrial Development Authority,

  PCR (Peco Energy Company Project)

   5.20%, 10/1/2030                                                                           6,000,000                5,961,660

Pennsylvania, COP 5.40%, 7/1/2009 (Insured; AMBAC)                                            5,000,000                5,013,350

Pennsylvania Economic Development Financing Authority,

  RRR (Northampton Generating):

      6.75%, 1/1/2007                                                                         7,000,000                7,266,280

      6.40%, 1/1/2009                                                                        11,000,000               11,004,730

      6.50%, 1/1/2013                                                                         2,000,000                2,017,820

Pennsylvania Higher Educational Facilities Authority,

  Health Services Revenue (University of Pennsylvania):

      5.60%, Series A, 1/1/2010                                                              10,000,000                9,667,000

      5.60%, Series B, 1/1/2010                                                               4,350,000                4,205,145

Philadelphia Hospitals and Higher Education

  Facilities Authority, Revenue

  (Community Mental Health/Retardation)

   8.875%, 6/15/2009                                                                         12,090,000               12,778,646

RHODE ISLAND--2.4%

Central Falls Detention Faciliy Corp.,

  Detention Facility Revenue

  (Donald W. Wyatt Detention):

      5.25%, 1/15/2009                                                                        1,230,000                1,208,512

      5.25%, 1/15/2010                                                                        1,290,000                1,258,782

      5.25%, 1/15/2011                                                                        1,360,000                1,313,787

      5.25%, 1/15/2012                                                                        1,430,000                1,365,078

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                 Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND (CONTINUED)

Rhode Island Health and Educational Building Corp.,

  Health Facilities Revenue (San Antoine)

      5.50%, 11/15/2009                                                                       3,320,000                3,321,162

   Hospital Financing Revenue

   (Lifespan Obligation Group):

      5.75%, 5/15/2007 (Insured; MBIA)                                                        4,805,000                4,998,161

      5.75%, 5/15/2008 (Insured; MBIA)                                                        5,560,000                5,768,889

Rhode Island Housing and Mortgage Finance Corp.:

   (Homeownership Opportunity) 7.30%, 10/1/2008                                               4,680,000                4,976,478

   (Rental Housing Program):

      5.65%, 10/1/2007                                                                        2,175,000                2,194,727

      5.65%, 10/1/2008                                                                        1,350,000                1,359,140

SOUTH CAROLINA--2.7%

Charleston County, Health Facilities Revenue

   (Espiscopal Church Project) 5.40%, 4/1/2004                                                5,000,000                5,005,300

Charleston County, Hospital Facilities Improvement

  Revenue (Medical Society Health Project)

   5.50%, 10/1/2005 (Insured; MBIA)                                                           7,945,000                8,196,539

Charleston County, RRR (Foster Wheeler)

   5%, 1/1/2007 (Insured; AMBAC)                                                              2,685,000                2,669,857

Georgetown County, Pollution Control Facilities Revenue

   (International Paper Co. Project) 5.125%, 2/1/2012                                         3,000,000                2,794,950

Oconee County, PCR (Engelhard Corp. Project)

   5.375%, 5/1/2006                                                                           6,000,000                6,032,040

Piedmont Municipal Power Agency, Electric Revenue:

   6.25%, 1/1/2004 (Insured; FGIC, Escrowed To Maturity)                                        585,000                  620,890

   6.25%, 1/1/2004 (Insured; FGIC)                                                            3,465,000                3,627,959

York County, PCR (Bowater, Inc. Project)

   7.625%, 3/1/2006                                                                           2,900,000                3,134,320

TENNESSEE--.9%

Johnson City Health and Educational Facility Board, HR

  (Medical Center Hospital Improvement)

   5.125%, 7/1/2011 (Insured; MBIA)                                                           6,720,000                6,624,509

Tennessee Housing Development Agency

  (Homeownership Program):

      5.20%, 7/1/2010                                                                         1,815,000                1,773,219

      5.30% 7/1/2011                                                                          2,140,000                2,094,611

TEXAS--7.7%

Austin Independent School District:

   5.60%, 8/1/2009 (Prerefunded 8/1/2006)                                                     4,590,000  (d)           4,795,770

   5.60% 8/1/2009                                                                             2,025,000                2,083,199


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Ennis IDC, Revenue, (Cargill, Inc. Project)

   6.15%, 11/1/2003                                                                           2,450,000                2,516,616

Gulf Coast Waste Disposal Authority, SWDR

   (Quaker Oats Co. Project) 5.70%, 5/1/2006                                                  2,210,000                2,262,885

Harris County Health Facilities Development Corp., HR:

  (Memorial Hermann Hospital System Project)

      5.50%, 6/1/2012 (Insured; FSA)                                                          8,795,000                8,791,042

   (Memorial Hospital System Project)

      6%, 6/1/2008 (Insured; MBIA)                                                            3,000,000                3,157,980

Harris County Hospital District, Mortgage Revenue

   7.50%, 2/15/2003 (Insured; AMBAC)                                                          7,000,000                7,341,670

Matagorda County Navigation District, PCR

   5.333%, 11/1/2001                                                                          5,000,000  (a,b)         4,992,350

North Central Health Facility Development Corp.,

  Revenue (Baylor Healthcare System):

      7.60%, 5/15/2008                                                                       11,750,000  (a)          12,387,085

      7.60%, 5/15/2008 (Prerefunded 5/15/2002)                                                1,250,000  (a,d)         1,329,625

North Texas Higher Education Authority,

  Student Loan Revenue:

      7%, Series B, 4/1/2002 (Insured; AMBAC)                                                 4,250,000                4,370,105

      7%, Series E, 4/1/2002 (Insured; AMBAC)                                                 4,250,000                4,370,105

Port Corpus Christi Authority, Nueces County

   General Revenue (Union Pacific) 5.125%, 4/1/2009                                           2,250,000                2,105,280

Rio Grande Consolidated Independent School District,

   Public Facilities LR 6.40%, 7/15/2003                                                      4,000,000                4,034,920

Rio Grande Valley Health Facilities Development Corp., HR

  (Valley Baptist Medical Center)

   6.25%, 8/1/2006 (Insured; MBIA)                                                            5,100,000                5,397,738

South Texas Higher Education Authority,

   Student Loan Revenue 5.30%, 12/1/2003                                                      2,390,000                2,430,439

Tarrant County Health Facilities Development Corp.,

  Health Systems Revenue:

      (Harris Methodist Health Systems) 6%, 9/1/2010                                          7,725,000                8,292,710

      (Health Resources Systems)

         5.75%, 2/15/2014 (Insured; MBIA)                                                     5,000,000                5,079,700

Texas State College, Student Loan:

   6%, 8/1/2005                                                                               2,130,000                2,245,126

   6%, 8/1/2006                                                                               2,500,000                2,640,825

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTAH--2.1%

Carbon County, SWDR:

   (Sunnyside Cogeneration-A) 6.375%, 8/15/2011                                               8,450,000                8,292,154

   (Sunnyside Cogeneration-B) Zero Coupon, 8/15/2024                                          2,585,000                  428,748

Intermountain Power Agency, Power Supply Revenue,

   Special Obligation 6.50%, 7/1/2010 (Insured; MBIA)                                         5,200,000                5,760,352

Utah Board of Regents, Student Loan Revenue:

   6.25%, 11/1/2003 (Insured; AMBAC)                                                          3,000,000                3,144,870

   6.35%, 11/1/2004 (Insured; AMBAC)                                                          3,000,000                3,179,910

   6.45%, 11/1/2005 (Insured; AMBAC)                                                          3,000,000                3,186,300

VIRGINIA--2.2%

Big Stone Gap Redevelopment and Housing Authority,

  Correctional Facility LR

   (Wallens Ridge Development Project) 6%, 9/1/2007                                           4,000,000                4,250,160

Fairfax County Economic Development Authority,

  Educational Facilities Revenue

  (George Mason University Educational Foundation):

      6.50%, 11/15/2002                                                                       2,000,000                2,069,560

      6.95%, 11/15/2002                                                                       5,360,000                5,523,587

Lexington Industrial Development Authority,

  Residential Care Facility Revenue

   (First Mortgage) 5%, 10/1/2004                                                             5,630,000                5,419,945

Virginia Housing Development Authority,

  Commonwealth Mortgage:

      6.05%, 1/1/2004                                                                         4,400,000                4,483,028

      6.15%, 1/1/2005                                                                         4,400,000                4,489,408

WASHINGTON--2.8%

Clark County Public Utility District, Electric Revenue:

   6.30%, 1/1/2004 (Insured; FGIC)                                                            1,275,000                1,324,546

   6.30%, 1/1/2004 (Insured; FGIC, Prerefunded 1/1/2001)                                      1,885,000  (d)           1,962,662

Washington Health Care Facilities Authority, Revenue

  (Sisters of Providence)

   5.40%, 10/1/2010 (Insured; AMBAC)                                                          3,000,000                3,014,400

Washington Housing Finance Commission:

   SFMR, 6.85%, 7/1/2011 (Insured; FNMA, GNMA)                                                2,705,000                2,785,934

   MFHR (Alderbrook Apartments Project)

      4.90% 7/1/2030 (LOC; Bank One, Arizona, N.A.)                                           7,100,000                6,783,127

Washington, Public Power Supply Systems Revenue

  (Nuclear Project Number 1):

      7.25%, 7/1/2006 (Insured; FSA)                                                          6,000,000                6,761,820

      6%, 7/1/2007 (Insured; AMBAC)                                                           9,720,000               10,317,488


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN--2.4%

Carlton, PCR (Wisconsin Public Service Corp.)

   6.125%, 10/1/2005                                                                          5,000,000                5,245,100

Nekoosa, PCR (Nekoosa Papers, Inc. Project)

   5.35%, 7/1/2015                                                                            4,850,000                4,332,262

Wisconsin Health and Educational Facilities Authority, Revenue:

  (Aurora Health Care, Inc.):

      5%, 8/15/2009 (Insured; MBIA)                                                           4,335,000                4,235,338

      5%, 8/15/2010 (Insured; MBIA)                                                           3,955,000                3,828,875

   (Aurora Medical Group, Inc.)

      6%, 11/15/2011 (Insured; FSA)                                                           3,500,000                3,758,230

   (Luther Hospital Project) 6.125%, 11/15/2006                                               3,500,000                3,648,330

   (Wheaton Franciscan Services, Inc.)

      6.50%, 8/15/2007 (Insured; MBIA)                                                        3,000,000                3,154,470
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,133,649,986)                                                           97.8%            1,144,304,358

CASH RECEIVABLES (NET)                                                                             2.2%               26,030,079

NET ASSETS                                                                                       100.0%            1,170,334,437

                                                                                                     The Fund


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC                     American Municipal Bond
                             Assurance Corporation

COP                       Certificate of Participation

EDR                       Economic Development Revenue

EIR                       Environment Improvement
                             Revenue

FGIC                      Financial Guaranty
                             Insurance Company

FNMA                      Federal National
                             Mortgage Association

FSA                       Financial Security Assurance

GNMA                      Government National
                             Mortgage Association

HR                        Hospital Revenue

IDC                       Industrial Development
                             Corporation

IDR                       Industrial Development
                             Revenue

LOC                       Letter of Credit

LR                        Lease Revenue

MBIA                      Municipal Bond Investors Assurance
                             Insurance Corporation

MFHR                      Multi-Family Housing Revenue

PCR                       Pollution Control Revenue

RRR                       Resources Recovery Revenue

SFMR                      Single Family Mortgage Revenue
SWDR                      Solid Waste Disposal Revenue

VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              48.4

AA                               Aa                              AA                                               14.5

A                                A                               A                                                15.3

BBB                              Baa                             BBB                                               8.7

BB                               Ba                              BB                                                1.6

B                                B                               B                                                 1.8

Not Rated (e)                    Not Rated (e)                   Not Rated (e)                                     9.7

                                                                                                                 100.0

(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
 PERIODICALLY

(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 1999, THESE SECURITIES AMOUNTED TO $17,143,180 OR 1.5% OF THE NET ASSETS.

(C)  NON-INCOME PRODUCING SECURITY; INTEREST PAYMENTS IN DEFAULT.

(D) BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING DATE.

(E) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF ASSETS AND LIABILITIES

November 30, 1999 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,133,649,986  1,144,304,35

Cash                                                                    425,703

Interest receivable                                                  19,309,501

Receivable for investment securities sold                            14,401,938

Receivable for shares of Common Stock subscribed                          2,668

Prepaid expenses                                                         24,193

                                                                  1,178,468,361
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           687,366

Payable for investment securities purchased                           6,911,250

Payable for shares of Common Stock redeemed                             329,854

Accrued expenses                                                        205,454

                                                                      8,133,924
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,170,334,437
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,161,212,690

Accumulated net realized gain (loss) on investments                 (1,532,625)

Accumulated net unrealized appreciation (depreciation)
  on investments--Note 4                                             10,654,372
-------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,170,334,437
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)      87,844,497

NET ASSET VALUE, offering and redemption price per share-Note 3 (d) ($)   13.32

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 1999 (Unaudited)

-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

Interest Income                                                     34,263,775

EXPENSES:

Management fee--Note 3(a)                                            3,623,911

Shareholder servicing costs--Note 3(b)                                 851,780

Custodian fees                                                          42,400

Prospectus and shareholders' reports                                    35,492

Professional fees                                                       29,580

Directors' fees and expenses--Note 3(c)                                 28,532

Registration fees                                                       21,427

Loan commitment fees--Note 2                                             7,671

Miscellaneous                                                           27,169

TOTAL EXPENSES                                                       4,667,962

Less--reduction in management fee due to
  undertaking--Note 3(a)                                             (130,402)

NET EXPENSES                                                         4,537,560

INVESTMENT INCOME--NET                                              29,726,215
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (9,231,978)

Net unrealized appreciation (depreciation) on investments         (36,545,210)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (45,777,188)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (16,050,973)

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                        November 30, 1999           Year Ended

                                              (Unaudited)         May 31, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         29,726,215           62,693,286

Net realized gain (loss) on investments       (9,231,978)           11,626,654

Net unrealized appreciation (depreciation)
   on investments                            (36,545,210)          (27,720,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                           (16,050,973)           46,599,887
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (30,216,470)         (62,553,395)

Net realized gain on investments                       --         (11,801,579)

TOTAL DIVIDENDS                              (30,216,470)         (74,354,974)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  45,470,359         152,479,000

Dividends reinvested                           22,143,550          54,958,796

Cost of shares redeemed                     (116,278,686)        (260,941,326)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                (48,664,777)         (53,503,530)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (94,932,220)         (81,258,617)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,265,266,657        1,346,525,274

END OF PERIOD                               1,170,334,437        1,265,266,657

Undistributed investment income--net                   --             490,255
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     3,372,016          10,818,392

Shares issued for dividends reinvested          1,647,603           3,895,035

Shares redeemed                               (8,632,591)         (18,514,989)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (3,612,972)         (3,801,562)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended

                                         November 30, 1999                                 Year Ended May 31,
                                                                    ----------------------------------------------------------------

                                                (Unaudited)         1999         1998          1997           1996          1995
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               13.83         14.14        13.85         13.75          14.02         13.84

Investment Operations:

Investment income--net                                 .33           .67          .69           .71            .72           .75

Net realized and unrealized
   gain (loss) on investments                         (.50)         (.18)         .41           .20           (.24)          .24

Total from Investment Operations                      (.17)          .49         1.10           .91            .48           .99

Distributions:

Dividends from investment
   income--net                                        (.34)         (.67)        (.69)         (.70)          (.72)         (.75)

Dividends from net realized gain
   on investments                                       --          (.13)        (.12)         (.11)          (.03)         (.06)

Total Distributions                                   (.34)         (.80)        (.81)         (.81)          (.75)         (.81)

Net asset value, end of period                       13.32         13.83        14.14         13.85          13.75         14.02
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     (2.49)(a)      3.53         8.04          6.80           3.44          7.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .75(a)        .75          .74           .73            .71           .73

Ratio of net investment income
   to average net assets                              4.91(a)       4.75         4.91          5.10           5.14          5.52

Decrease reflected in above expense
   ratios due to undertakings by
   the Manager                                         .02(a)        .02          .01            --             --            --

Portfolio Turnover Rate                              15.26(b)      20.37        40.27         46.67          48.70         42.18
------------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period ($ x 1,000)                       1,170,334   1,265,267    1,346,525     1,387,575      1,467,340     1,569,511

(A) ANNUALIZED.

(B) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the " Manager" ) serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Premier Mutual Fund Services, Inc. is the distributor of the fund's shares which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service (" Service" ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions  are  recorded  on  the  identified  cost  basis.  Interest income,
adjusted   for  amortization  of  premiums  and  original  issue  dis  The  Fun

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

counts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 1999, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the
fund'   s    average    daily    net    assets    and    is    payable

monthly. The Manager had undertaken from June 1, 1999 through November 30, 1999 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .75 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $130,402 during the period ended November 30, 1999.

(B) Under the Shareholder Services Plan, the fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1999, the fund was charged $508,631 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 1999, the fund was charged $242,026 pursuant to the transfer agency agreement.

(C) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

(D) A .10% redemption fee is charged and retained by the fund on shares redeemed within fifteen days following the date of issuance, including redemptions made through use of the fund's exchange privilege. During the period ended November 30, 1999, redemption fees retained by the fund amounted to $6,303.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1999, amounted to $182,701,031 and $242,146,509, respectively.

At November 30, 1999, accumulated net unrealized appreciation on investments was
$10,654,372,   consisting  of  $30,745,187  gross  unrealized  appreciation  and
$20,090,815 gross unrealized depreciation.

At November 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


                                                           For More Information

                        Dreyfus Intermediate Municipal Bond Fund, Inc.

                        200 Park Avenue

                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                        Custodian

                        The Bank of New York

                        100 Church Street

                        New York, NY 10286

                        Transfer Agent &

                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

                        Distributor

                        Premier Mutual Fund Services, Inc.

                        60 State Street

                        Boston, MA 02109

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                  947SA9911